INCOME TAXES (Details 3) - USD ($)	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Income before taxes excluded the amounts of loss incurring entities	$ 9,982,326	$ 7,178,353
PRC EIT tax rates	15.00%	15.00%
Tax at the PRC EIT tax rates	$ 1,497,349	$ 1,076,753
Tax effect of 50% R&D expenses deduction	(123,948)	(99,833)
Tax effect of deferred tax recognized	(37,311)	(24,142)
Tax effect of non-deductible expenses	62,120	42,227
Income tax expenses	$ 1,398,210	$ 995,005	$ 1,105,440